Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Restricted cash	$ 80	$ 2
Investment securities	87	$ 87
Blocked account [member]
Cash and cash equivalents1 [line items]
Deposits	$ 78